S-K 1605, De-SPAC Background and Terms	Sep. 18, 2025
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Negotiations Description [Text Block]

Following the consummation of the Sponsor Handover, IWAC’s management team and board focused their efforts on pursuing a business combination with Btab. Due to constraints on time (IWAC only having 11 months remaining to complete its initial business combination), IWAC’s search for qualified acquisition targets was limited and management believed that many targets would not be interested in engaging in a business combination transaction with IWAC.

IWAC sent an initial draft of a non-binding letter of intent to Btab (the “LOI”). IWAC and Btab negotiated the terms of the LOI directly between the parties, prior to IWAC’s engagement of transaction counsel.

On February 8, 2024, IWAC and Btab entered into the non-binding LOI (the “Btab LOI”). At that time, the potential conflict of interest involving Mr. Binson Lau both a board member of IWAC and the CEO of Btab had not yet been disclosed to the IWAC Board, and formal advice regarding Cayman Islands conflict procedures had not yet been obtained, as IWAC was yet to engage counsel. Moreover, the LOI was non-binding, and therefore Company management had the authority to execute the LOI without Board approval. Once the parties proceeded to negotiate a definitive agreement, appropriate counsel was engaged.

Pursuant to the Btab LOI, IWAC valued Btab at a pre-transaction enterprise value of $250 million. IWAC’s proposed valuation was determined by the management including its Chief Executive Officer and Chief Financial Officer, in consultation with its financial advisors, and submitted for consideration by IWAC Board based upon various comparable companies and market factors. The initial valuation was based on several qualitative and quantitative factors, and key assumptions including:

●	Btab’s internal financial projections. The Board reviewed multi-year financial forecasts prepared by Btab’s management, which projected significant revenue and margin expansion through 2028. These forecasts incorporated assumptions regarding reseller onboarding, monetization of platform tools, and geographic expansion;
●	Market growth expectations. The Board assessed macroeconomic and sector-specific forecasts relating to the ecommerce enablement and product supply industries in which Btab operates, particularly in Australia and the Asia-Pacific region. Btab’s internal growth strategy was compared to third-party data on digital adoption, platform-based reselling, and cross-border commerce;
●	Competitive positioning. The Board considered Btab’s strategic strengths, including vertical integration, reseller-centric platform architecture, and its alignment with small business ecommerce needs. These factors were evaluated in the context of comparable ecommerce enablement platforms; and
●	Public company benchmarks. The Mentor Group provided the Special Committee with comparable public company and transaction precedent analysis. Peer companies considered included Global-e Online, Shopify, Wayfair, and Temple & Webster. These comparables were used to assess whether a $250 million equity valuation was within a reasonable range for a growth-stage ecommerce platform.

De-SPAC, Background, Transactions Description [Text Block]

The Btab LOI was negotiated directly by the parties in early February, prior to the involvement of EGS as transaction counsel. The EGS securities team became aware of the signed Btab LOI on February 23, 2024; however the EGS transactions team did not became involved in the matter until March 6, 2024.

On March 22, 2024, Btab, IWAC and their counsel held an all hands call to discuss the transaction.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

The Business Combination Agreement and this summary are included to provide you with information regarding the terms of the Business Combination Agreement. The Business Combination Agreement contains representations and warranties by IWAC and Btab. The representations, warranties and covenants made in the Business Combination Agreement by IWAC and Btab were qualified and subject to important limitations agreed to by IWAC and Btab in connection with negotiating the terms of the Business Combination Agreement. In particular, in your review of the representations and warranties contained in the Business Combination Agreement and described in this summary, it is important to bear in mind that the representations and warranties were negotiated with the principal purpose of establishing circumstances in which a party to the Business Combination Agreement may have the right not to consummate the Business Combination if the representations and warranties of the other party were to be untrue due to a change in circumstance or otherwise, and allocating risk between the parties to the Business Combination Agreement, rather than establishing or attempting to set forth matters as facts. The representations and warranties also may be subject to a contractual standard of materiality different from that generally applicable to shareholders and reports and documents filed with the SEC and some representations, warranties and covenants were qualified by the matters contained in the confidential disclosure letters that IWAC and Btab each delivered in connection with the Business Combination Agreement and certain documents filed with the SEC. Moreover, information concerning the subject matter of the representations and warranties, which do not purport to be accurate as of the date of this joint proxy statement/information statement/ prospectus, may have changed since the date of the Business Combination Agreement.

For the foregoing reasons, the representations and warranties or any descriptions of those provisions should not be read alone or relied upon as presenting the actual state of facts or condition of IWAC or Btab, or any of their respective subsidiaries or affiliates. Instead, such provisions or descriptions should be read only in conjunction with the other information provided elsewhere in this document or incorporated by reference into this joint proxy statement/information statement/prospectus. Please see the section entitled “Where You Can Find More Information.”

IWAC and Pubco will provide additional disclosures in its public reports to the extent it is aware of the existence of any material facts that are required to be disclosed under federal securities laws and that might otherwise contradict the terms and information contained in the Business Combination Agreement and will update such disclosure as required by federal securities laws.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]

The consideration (the “Transaction Share Consideration”) to be paid to the shareholders of Btab as of immediately prior to the Company Merger Effective Time (the “Btab Shareholders”) for their Btab Common Shares and their Btab Class V Shares shall be an aggregate amount equal to $250,000,000 (the “Equity Value”). The Transaction Share Consideration shall be paid solely by Pubco issuing an aggregate of 25,000,000 new shares of common stock to the Btab Shareholders, consisting of 24,900,000 Pubco Class A Shares (the “Aggregate Class A Share Consideration”) and 100,000 Pubco Class V Common Shares (the “Aggregate Class V Share Consideration”), with each Pubco Class A Share and each Pubco Class V Share valued at $10.00 per share.

At the Purchaser Merger Effective Time, (1) each issued and outstanding IWAC Common Share shall be converted automatically into and thereafter represent the right to receive one Pubco Class A Share and (2) each issued and outstanding IWAC Public Warrant shall be converted into one Pubco Public Warrant, and each outstanding IWAC Private Warrant shall be converted into one Pubco Private Warrant, and each of the Pubco Public Warrants and Pubco Private Warrants (together with Pubco Public Warrants, “Pubco Warrants”) shall have and be subject to substantially the same terms and conditions set forth in the respective IWAC Public Warrants and IWAC Private Warrants, respectively.

At the Company Merger Effective Time, (1) each Company Common Share (other than (x) the Company Common Shares that are Dissenting Shares and (y) treasury shares) issued and outstanding as of immediately prior to the Company Merger Effective Time, shall be automatically canceled and extinguished and converted into the right to receive a number of Pubco Class A Common Shares equal to its Pro Rata Share of the Aggregate Class A Share Consideration, and (2) the Company Class V Shares (other than (x) the Company Class V Shares that are Dissenting Shares and (y) treasury shares) issued and outstanding as of immediately prior to the Company Merger Effective Time, shall be automatically canceled and extinguished and converted into the right to receive the Aggregate Class V Share Consideration. From and after the Company Merger Effective Time, each Company Shareholder’s certificates (the “Company Certificates”) evidencing ownership of the Company Shares and the Company Shares held in book-entry form issued and outstanding immediately prior to the Company Merger Effective Time shall each cease to have any rights with respect to such Company Shares except as otherwise expressly provided for herein or under applicable Law.

De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]	that the Business Combination Agreement and the transactions contemplated thereby, including the Business Combination and the issuance of securities in connection therewith, are advisable and in the best interests of IWAC and (ii) to recommend that the IWAC
De-SPAC, SPAC Reasons for the Structure, and Timing of De-SPAC and Related Financing Transaction [Text Block]	to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors that it considered in reaching its determination and supporting its decision. The IWAC Board viewed its decision as being based on all of the information available and the factors presented to and considered by it. In addition, individual directors may have given different weight to different factors. This explanation of IWAC’s reasons for the Business Combination and all other information presented in this section is forward- looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.
Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]

Comparison of Shareholder Rights Under Applicable Organizational Documents

Differences between IWAC organizational documents and Pubco Proposed Charter and Proposed Bylaws

IWAC is an exempted company incorporated under the Cayman Islands Companies Act. The Cayman Islands Companies Act and IWAC’s Existing Organizational Documents govern the rights of its shareholders. The Cayman Islands Companies Act differs in some material respects from laws generally applicable to United States corporations and their shareholders. In addition, the Existing Organizational Documents will differ in certain material respects from the Proposed Charter and the Proposed Bylaws. As a result, when you become a stockholder of Pubco, your rights will differ in some regards as compared to when you were a shareholder of IWAC.

Below is a summary chart outlining important similarities and differences in the corporate governance and stockholder/shareholder rights associated with each of IWAC and Pubco according to applicable law and/or the organizational documents of IWAC and Pubco. You also should review the Proposed Charter and Proposed Bylaws attached hereto as Annex B and Annex C, respectively, to this joint proxy statement/ information statement/prospectus, as well as the Delaware corporate law and corporate laws of the Cayman Islands, including the Cayman Islands Companies Act, to understand how these laws apply to IWAC and Pubco.

Provision	Delaware	Cayman Islands

Applicable legislation	General Corporation Law of the State of Delaware	The Companies Act (2020 Revision)

General Vote Required for Combinations with Interested Stockholders/Shareholders

Generally, a corporation may not engage in a business combination with an interested stockholder for a period of three years after the time of the transaction in which the person became an interested stockholder, unless the corporation opts out of the statutory provision.

No Similar Provision

Appraisal Rights

Generally a stockholder of a publicly traded corporation does not have appraisal rights in connection with a merger. Stockholders of a publicly traded corporation do, however, generally have appraisal rights in connection with a merger if they are required by the terms of a merger agreement to accept for their shares anything except: (a) shares or depository receipts of the corporation surviving or resulting from such merger; (b) shares of stock or depository receipts that will be either listed on a national securities exchange or held of record by more than 2,000 holders; (c) cash in lieu of fractional shares or fractional depository receipts described in (a) and (b) above; or (d) any combination of the shares of stock, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in (a), (b) and (c) above.

Shareholders that dissent from a merger are entitled to be paid the fair market value of their shares, which if necessary may ultimately be determined by the court.

Requirements for Stockholder/ Shareholder Approval

Subject to the certificate of incorporation, stockholder approval of mergers, a sale of all or substantially all the assets of the corporation, dissolution and amendments of constitutional documents require a majority of outstanding shares entitled to vote thereon; most other stockholder approvals, other than the election of directors, require a majority of those present and entitled to vote, provided a quorum is present.

Subject to the articles of association, matters which require shareholder approval, whether under Cayman Islands statute or the company’s articles of association, are determined (subject to quorum requirements) by simple majority of the shares present and voting at a meeting of shareholders. Where the proposed action requires approval by “Special Resolution” (such as the amendment of the company’s constitutional documents) the approval of not less than two-thirds of the shares present and voting at a meeting of shareholders is required.

Provision	Delaware	Cayman Islands

Requirement for Quorum	Quorum is a majority of shares entitled to vote at the meeting unless otherwise set in the constitutional documents, but cannot be less than one-third of shares entitled to vote at the meeting.	Quorum is set in the company’s memorandum and articles of association.

Stockholder/Shareholder Consent to Action Without Meeting	Unless otherwise provided in the certificate of incorporation, stockholders may act by written consent.

Shareholder action by written resolutions (whether unanimous or otherwise) may be permitted by the articles of association. The articles of association may provide that shareholders may not act by written resolutions.

Inspection of Books and Records	Any stockholder may inspect the corporation’s books and records for a proper purpose during the usual hours for business.	Shareholders generally do not have any rights to inspect or obtain copies of the register of shareholders or other corporate records of a company.

Stockholder/Shareholder Lawsuits	A stockholder may bring a derivative suit subject to procedural requirements.

In the Cayman Islands, the decision to institute proceedings on behalf of a company is generally taken by the company’s board of directors. A shareholder may be entitled to bring a derivative action on behalf of the company only in certain limited circumstances.

Removal of Directors;

Any director or the entire board may be removed, with or without cause, by the holders of a majority of the shares then entitled to vote at an election of directors, except as follows:(1) unless the charter otherwise provides, in the case of a corporation with a classified board, stockholders may effect such removal only for cause; or(2) in the case of a corporation having cumulative voting, if less than the entire board is to be removed, no director may be removed without cause if the votes cast against such director’s removal would be sufficient to elect such director if then cumulatively voted at an election of the entire board.

A company’s memorandum and articles of association may provide that a director may be removed for any or no reason and that, in addition to shareholders, boards may be granted the power to remove a director.

Number of Directors

The number of directors is fixed by the bylaws, unless the certificate of incorporation fixes the number of directors, in which case a change in the number of directors shall be made only by amendment of the certificate of incorporation. The bylaws may provide that the board may increase the size of the board and fill any vacancies.

Subject to the memorandum and articles of association, the board may increase the size of the board and fill any vacancies.

Classified or Staggered Boards	Classified boards are permitted.	Classified boards are permitted.

Provision	Delaware	Cayman Islands

Fiduciary Duties of Directors	Directors must exercise a duty of care and duty of loyalty and good faith to the company and its stockholders.

A director owes a fiduciary duty to exercise loyalty, honesty and good faith to the company as a whole.

In addition to fiduciary duties, directors owe a duty of care, diligence and skill.

Such duties are owed to the company but may be owed directly to creditors or shareholders in certain limited circumstances.

Indemnification of Directors and Officers

A corporation shall have the power to indemnify any person who was or is a party to any proceeding because such person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another entity against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the person acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal proceeding, had no reasonable cause to believe their conduct was unlawful. If the action was brought by or on behalf of the corporation, no indemnification is made when a person is adjudged liable to the corporation unless a court determines such person is fairly and reasonably entitled to indemnity for expenses the court deems proper.

A Cayman Islands exempted company generally may indemnify its directors or officers, except with regard to fraud or willful default.

Limited Liability of Directors

Permits the limiting or eliminating of the monetary liability of a director to a corporation or its stockholders, except with regard to breaches of duty of loyalty, intentional misconduct, unlawful stock repurchases or dividends, or improper personal benefit.

Liability of directors may be limited, except with regard to their own fraud or willful default.

Differences between Btab organizational documents and Pubco Proposed Charter and Proposed Bylaws

Provision	Btab Charter	Proposed Charter

Removal of Directors	The Btab Charter does not contain include removal provisions.

Any director or the entire board may be removed from office, with or without cause by the affirmative vote of holders of a majority of the then-outstanding shares of capital stock of Pubco entitled to vote generally in the election of directors, voting together as a single class.

See Article V, Section 5.04 of the Proposed Charter.

Stockholder Actions

The Btab Charter provides that, for so long as at least fifty percent (50%) of the number of shares of Convertible Preferred Stock remain outstanding, Btab shall not, either directly or indirectly, do any of the following without the affirmative vote of the majority of then-outstanding shares of Convertible Preferred Stock: (1) liquidate Btab or effect any merger, (2) amend Btab’s Charter or Bylaws in a manner adversely affecting the rights, powers and preferences of Convertible Preferred Stock, (3) create or issue additional shares of capital stock other than shares of Common Stock of Btab, (4) incur indebtedness in excess of $2 million, (5) enter into or create or assume liens of any kind with respect to any of Btab’s property, (6) enter into any transaction resulting in issuance of in excess of 10% of Btab’s then-issued and outstanding shares of common stock and (7) enter into any transaction resulting in the sale of material assets of Btab.

See Article Five of the Btab Charter

The Proposed Charter will provide that subject to the rights, if any, of the holders of any outstanding series of the preferred stock, and to the requirements of applicable law, special meetings of stockholders of the Company may be called only by the Pubco Board pursuant to a resolution adopted by a majority of the Company Board. Except as may be otherwise provided for or fixed pursuant to the Proposed Charter relating to the rights of the holders of any outstanding series of preferred stock, any action required or permitted to be taken by the stockholders of the Company must be effected by a duly called annual or special meeting of such stockholders.

See Article VII of the Proposed Charter.

Charter Amendments

The Btab Charter may be amended by (1) a majority vote of the Board of Directors of Btab, or (2) a majority vote of Btab’s stockholders, subject to the affirmative vote of the majority of then-outstanding shares of Btab’s Convertible Preferred Stockholders.

See Article Five and Article Nine of the Btab Charter.

The Proposed Charter provides that an amendment shall be in accordance with the DGCL, which generally requires (1) the approval of the Company Board, (2) the approval of the holders of a majority of the voting power of the outstanding stock entitled to vote upon the proposed amendment and (3) the approval of the holders of a majority of the outstanding stock of any class entitled to vote thereon as a class, if any.

See Article IX of the Proposed Charter.

Provision	Btab Charter	Proposed Charter

Name of the Company	Btab Ecommerce Group, Inc.	Btab Ecommerce Holdings, Inc. See Article I of the Proposed Charter.

Provisions Specific to a Blank Check Company and Variation of Rights of Shares Prior to a Business Combination	The Btab Charter does not contain provisions specific to a blank check company because it is not a blank check company.

The Proposed Charter does not include blank check company provisions or other provisions applicable prior to a Business Combination, such as Article IX of the Interim Charter, because, upon consummation of the Business Combination, Pubco will not to be a blank check company.

No corresponding provisions in the Proposed Charter.

Common Stock; Preferred Stock

The Btab Charter authorizes 950,000,000 Btab Common Shares and 20,000,000 Btab Preferred Shares, of which 10,000,000 are designated as Series A Preferred Shares, and 1,000,000 are designated as Convertible Preferred Stock, each share of which is convertible at the shareholders’ option into 1,000 shares of Btab Common Shares and 1,000 Common Stock Purchase Warrants to buy shares of Btab Common Shares at $0.25 per share for five years from the date of issuance.

See Article Five of the Btab Charter.

The Proposed Charter will provide for, upon completion of the Business Combination, that the total number of authorized capital stock consist of (i) 250,000,000 shares of Pubco Class A Shares and (ii) 50,000,000 shares of Pubco Class V Shares.

See Article IV of the Proposed Charter.

Indemnification

The Btab Charter indemnifies to the fullest extent permitted by the General Corporation Law of Georgia any person (including their estate) made or threatened to be made a party to any suit or proceeding by reason of the fact that they were a director or officer of Btab.

See Article Eleven of the Btab Charter

The Proposed Charter will provide for, upon completion of the Business Combination, rights to indemnification, advancement of expenses, right for indemnitee to bring suit, non-exclusivity of rights, requirement for Pubco to maintain insurance for relevant actions, and indemnification of employees and agents of Pubco.

Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]

Comparison of the rights of Btab Shareholders, including under Georgia law and Delaware Law

As a result of the Company Merger, holders of Btab stock who receive shares of Pubco Class A common stock will become shareholders of Pubco. The rights of Btab shareholders are governed by Georgia law and Btab’s Amended and Restated Articles of Incorporation (the “Btab Charter”) and Btab’s Bylaws (the “Btab Bylaws”), which, in connection with the Mergers, will be amended by the Btab Charter Amendment, as described in “Pre-Closing Recapitalization and Domestication.” The following summary describes the rights of the Btab Shareholders under the Btab Charter, the Btab Bylaws and Georgia law at any time prior to the Company Merger Effective Time, excluding the capitalization of Btab, and the rights of Pubco stockholders under the Proposed Charter, Proposed Bylaws and Delaware Law after the Company Merger Effective Time. The Capitalization section of the below chart is in reference only to the Btab Charter prior to the Btab Charter Amendment, which will create the Btab Class V Shares, which will have 10,000 votes per share. Btab Class V Shares shall be exchanged with Pubco Class V Shares at the Company Merger Effective Time. See “Proposal Three — the Business Combination Proposal — Pre-Closing Recapitalization and Domestication”.

This discussion does not purport to be a complete description of these rights and may not contain all of the information regarding Btab’s capital stock that is important to you. These rights can be determined in full only by reference to the Btab Charter, the Proposed Charter and the Proposed Bylaws, copies of which are filed with the SEC as exhibits to the registration statement of which this prospectus is a part, the Georgia Business Corporate Code (“GBCC”) and the Delaware General Corporate Law (“DGCL”), which Btab and Pubco urge you to read. To find out where copies of these documents can be obtained, as well as to obtain copies of Pubco’s governing documents, see “Where You Can Find More Information” beginning on page 272.

Provision	Btab Charter/Btab Bylaws/Georgia Business Corporate Code	Proposed Charter/Proposed Bylaws/ Delaware General Corporate Law

Name of the Company	Btab Ecommerce Group, Inc.	Btab Ecommerce Holdings, Inc.

Capitalization

Article Five of the Btab Charter authorizes 950,000,000 Btab Common Shares and 20,000,000 Btab Preferred Shares, of which 10,000,000 are designated as Series A Preferred Shares, and 1,000,000 are designated as Convertible Preferred Stock (the “Btab Convertible Preferred Shares”), each share of which is convertible at the shareholders’ option into 1,000 shares of Btab Common Shares and 1,000 Common Stock Purchase Warrants to buy shares of Btab Common Shares at $0.25 per share for five years from the date of issuance.

Article IV of the Proposed Charter will provide, upon completion of the Business Combination, that the total number of authorized capital stock consist of(i) 250,000,000 shares of Pubco Class A Shares, (ii) 50,000,000 shares of Pubco Class V Shares

Voting Rights

Pursuant to Article Five of the Btab Charter, each holder of Btab Common Shares is entitled to one vote for each share of such stock. Each Series A Preferred Share is entitled to one hundred votes per share, and each Btab Convertible Preferred Share is entitled to the number of votes equal to the number of whole Btab Common Shares into which it is convertible.

Pursuant to Section 4.02 of the Proposed Charter, holders of Pubco Class A Shares will be entitled to cast one vote per share of Pubco Class A Shares. Section 4.02 of the Proposed Charter also provides each holder of Pubco Class V Shares with 1,000 votes per share on any matter submitted to a vote of the stockholders generally.

Provision	Btab Charter/Btab Bylaws/Georgia Business Corporate Code	Proposed Charter/Proposed Bylaws/ Delaware General Corporate Law

Stockholder Actions

Article Five of the Btab Charter provides that, for so long as at least 50% of the number of Btab Convertible Preferred Shares remains outstanding, Btab shall not, either directly or indirectly, take any of the following actions without the affirmative vote of the majority of then-outstanding Btab Convertible Preferred Shares: (1) liquidate Btab or effect any merger, (2) amend the Btab Charter in a manner adversely affecting the rights, powers and preferences of Btab Convertible Preferred Shares, (3) create or issue additional shares of capital stock other than shares of Common Stock of Btab, (4) incur indebtedness in excess of $2 million, (5) enter into or create or assume liens of any kind with respect to any of Btab’s property, (6) enter into any transaction resulting in issuance of in excess of 10% of Btab’s then-issued and outstanding shares of common stock and (7) enter into any transaction resulting in the sale of material assets of Btab.

Section 7.01 of the Proposed Charter provides that, except as otherwise required by law and subject to the rights, if any, of the holders of any outstanding series of preferred stock, special meetings of stockholders of the Company may be called only by the Pubco Board pursuant to a resolution adopted by a majority of the Company Board, or at the request of the holders of Class V Stock.

Section 8.02 of the Proposed Charter requires the approval of at least two thirds of the voting power of the shares then outstanding to adopt, amend, alter or repeal the Proposed Bylaws (which includes the Class V Stock).

Charter Amendments

Sections 14-2-1002 and 14-2-1003 of the GBCC, with certain limited exceptions, require the approval of both the Board of Directors and a majority of the shareholders of each voting group entitled to vote to amend a company’s charter.

Article Five, Section 5.2 of the Btab Charter provides that, for so long as at least 50% of the number of shares of Btab Convertible Preferred Shares originally issued remain outstanding, Btab shall not amend, alter or repeal any provision of the Btab Charter or Btab Bylaws without the affirmative vote or written consent of a majority of the Btab Convertible Preferred Shareholders.

Article IX of the Proposed Charter provides that an amendment shall be in accordance with the DGCL, which, under Section 242(b)(2) thereof, generally requires (1) the approval of the Company Board, (2) the approval of the holders of a majority of the voting power of the outstanding stock entitled to vote upon the proposed amendment and (3) the approval of the holders of a majority of the outstanding stock of any class entitled to vote thereon as a class, if any.

Section 242(d)(1) of the DGCL also allows for directors to, without a meeting of the stockholders, (1) delete names and addresses of initial directors, registered agents, incorporators, the initial principal mailing address of the company, and provisions contained in any amendment to the certificate of incorporation as were necessary to effect such amendment, and (2) reclassify by subdividing issued shares of a class of stock into a greater number of issued shares provided the corporation has only 1 class of stock outstanding and such class is not divided into series.

Provision	Btab Charter/Btab Bylaws/Georgia Business Corporate Code	Proposed Charter/Proposed Bylaws/ Delaware General Corporate Law

Preemptive Rights	No holder of Btab Common Shares has a right to purchase Btab Common Shares upon any future issuance.

Preemptive rights must be expressly provided in the Proposed Charter under Section 102 of the DGCL. The Proposed Charter does not provide preemptive rights, accordingly no shares of Pubco Class A common stock will have preemptive rights to purchase additional shares of Pubco Class A common stock.

Merger, Consolidations, or Sales of Substantially All Assets

Sections 14-2-1101 and 14-2-1103 of the GBCC require approval of both the Board and, with certain limited exceptions, a majority of the shares of a company for a merger. Similarly, Section 14-2- 1202 of the GBCC requires approval of both the Board and a majority of the shares for a sale of substantially all assets.

Article Five, Section 5.2.1 of the Btab Charter states that, for so long as at least 50% remain outstanding, any merger or consolidation must be approved by at least a majority of the Btab Convertible Preferred Shares unless such shareholders receive an amount equal to the original issue price of such shares.

Under Section 251 of the DGCL, the consummation of a merger or consolidation generally requires (1) approval of the board of directors of the corporation that is a constituent corporation in the merger or consolidation, and (2) an agreement of merger or consolidation be adopted by the affirmative vote of holders of a majority of the stock of that corporation entitled to vote thereon at an annual or special meeting for the purpose of acting on such agreement.

Provisions Specific to a Blank Check Company and Variation of Rights of Shares Prior to a Business Combination	The Btab Charter does not contain provisions specific to a blank check company because it is not a blank check company.

The Proposed Charter does not include blank check company provisions or other provisions applicable prior to a Business Combination, such as Article IX of the Interim Charter, because, upon consummation of the Business Combination, Pubco will not to be a blank check company.

Anti-Takeover Provisions

The anti-takeover provisions under Section 14-2-1132 of the GBCC provide that a Georgia corporation shall not engage in any business combination with any interested shareholder for a period of five years from when they became an interested shareholder unless the interested shareholder holds at least 90% of the outstanding voting shares, or the corporation’s board of directors approves the transaction which resulted in the shareholder becoming an interested shareholder.

In general, the anti-takeover provisions under Section 203 of the DGCL prohibit a publicly- held Delaware corporation from engaging in a business combination, such as a merger, with an interested stockholder, or person or group owning 15% or more of the corporation’s voting stock, for a period of three years following the date the person became an interested stockholder, unless (with certain exceptions) the business combination or the transaction in which the person became an interested stockholder is approved in the manner prescribed by Section 251 of the DGCL described above.

Provision	Btab Charter/Btab Bylaws/Georgia Business Corporate Code	Proposed Charter/Proposed Bylaws/ Delaware General Corporate Law

Directors: Number, Classes and Shareholder Voting

Article Seven of the Btab Charter specifies that directors’ terms shall expire as of the annual meeting of Btab Shareholders.

Pursuant to Section 1.1 of the Btab Bylaws, directors shall be elected at an annual meeting. Pursuant to Section 1.7 of the Btab Bylaws, the affirmative vote of the majority of the shares represented at the meeting and entitled to vote shall be the act of the shareholders unless otherwise provided by law.

Section 14-2-728 of the GBCC states that, unless otherwise provided for in the articles of incorporation or a bylaw that fixes a greater voting requirement for election of directors that is adopted by the board of directors, directors are elected by a plurality of votes cast by the shares entitled to vote in the election. Such action may only be taken at a meeting if a quorum is present.

Section 5.03 of the Proposed Charter classifies directors into Class I, Class II and Class III directors, with the initial term of Class I Directors expiring at the first annual meeting of the stockholders after the Company Merger Effective Time, Class II Directors at the second annual meeting of the stockholders thereafter, and Class III Directors at the third annual meeting of the stockholders. Directors shall be elected by a plurality of the votes cast at an annual meeting of stockholders by holders of the Common Stock and Class V Stock.

In addition, Section 3.12 of the Proposed Bylaws state for so long as Binson Lau or his affiliates own, directly or indirectly, a majority of the voting power of the then outstanding shares of capital stock of the corporation then entitled to vote generally in the election of directors (which, for the avoidance of doubt includes the Class V Common Stock), Mr. Lau shall be a member of the Board of Directors. The Corporation shall take such action as may be necessary to nominate Mr. Lau to the Board of Directors, and to the extent that he is not elected by the Corporation’s stockholders, the Board of Directors shall increase the number of Directors and appoint Mr. Lau to the newly-created vacancy.

Directors: Authority

Pursuant to Article Nine of the Btab Charter, the following actions shall be taken only by a majority vote of the Btab Board of Directors: (1) adopt, amend, or repeal the Btab Bylaws, but any Bylaws adopted by the Btab Board of Directors may be amended by a majority of the shareholders of Btab, (2) distribute capital surplus to the shareholders without the approval of the shareholders, (3) cause Btab to make purchases of shares without the approval of the shareholders, (4) pay dividends without the approval of the shareholders, (5) amend the Btab Charter, (6) issue new stock or debt, (7) purchase, sell or transfer any substantial part of Btab’s assets, (8) merge or sell Btab, (9) dissolve or liquidate Btab, (10) make a material change to Btab’s business, (11) enter into any substantial contract or debt, (12) file for bankruptcy, or (13) take actions which the Btab Board is required or permitted to take without a meeting by written consent of the majority of directors entitled to vote thereon.

Section 5.01 of the Proposed Charter provides that the business and affairs of Pubco shall be managed by or under the direction of the Pubco Board.

Provision	Btab Charter/Btab Bylaws/Georgia Business Corporate Code	Proposed Charter/Proposed Bylaws/ Delaware General Corporate Law

Removal of Directors

The Btab Charter does not contain removal provisions.

Pursuant to Section 14-2-80 of the GBCC, Btab Shareholders may remove one or more directors with or without cause unless the Btab Charter or a bylaw adopted by the shareholders provides otherwise.

Pursuant to Section 5.05 of the Proposed Charter, any director or the entire board may be removed from office, with or without cause by the affirmative vote of holders of a majority of the then- outstanding shares of capital stock of Pubco entitled to vote generally in the election of directors, voting together as a single class.

Filling Vacancies of Directors

Pursuant to Article Seven of the Btab Charter, vacancies on the Btab Board may only be filled by the majority vote of the remaining directors on the Btab Board of Directors. Any director so chosen shall hold office until the next election of such directors at the annual meeting of shareholders.

Pursuant to Section 5.04 of the Proposed Charter, any newly created directorships resulting from an increase in the authorized number of directors and any vacancies occurring in the Board of Directors may only be filled by the affirmative votes of a majority of the members of the Board of Directors, although less than a quorum, or by a sole remaining director. A director so elected to fill a newly created directorship resulting from an increase in the authorized number of directors shall serve until the next election of directors and until a successor is duly elected and qualified, subject to such director’s earlier death, resignation or removal. A director so elected to fill a vacancy shall be elected to hold office until the earlier of the expiration of the term of office of the director whom he or she has replaced and until a successor is duly elected and qualified, subject to such director’s earlier death, resignation, or removal.

Indemnification of Directors and Officers/Limitation of Director Liability

Article Eleven of the Btab Charter indemnifies to the fullest extent permitted by the General Corporation Law of Georgia any person (including their estate) made or threatened to be made a party to any suit or proceeding by reason of the fact that they were a director or officer of Btab.

The Btab Charter and Btab Bylaws are silent on limitation of liability.

Section 14-2-852 of the GBCC requires a Georgia corporation to indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he or she was a party because he or she was a director of the corporation against reasonable expenses incurred by the director in connection with the proceeding.

Article VI of the Proposed Charter will provide for, upon completion of the Business Combination, rights to indemnification, advancement of expenses, right for indemnitee to bring suit, non-exclusivity of rights, a requirement for Pubco to maintain insurance for relevant actions, and indemnification of employees and agents of Pubco.

Section 6.01 of the Proposed Charter states that, to the fullest extent permitted by the DGCL, directors and officers of Pubco shall not be personally liable to Pubco or its stockholders for monetary damages or breaches of fiduciary duties.

Section 145 of the DGCL provides that a Delaware corporation may limit or eliminate a director’s or officer’s personal liability for monetary damages to the corporation or its stockholders for breach of fiduciary duty as a director, except for liability for: (1) any breach of the director’s or officer’s duty of loyalty to the corporation or its stockholders, (2) acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (3) willful or negligent violation of provisions of Delaware law governing payment of dividends and stock purchases or redemption, (4) any transaction from which the director or officer derived an improper personal benefit, or (5) with respect to any officer, in any action by or in the right of such corporation.

Provision	Btab Charter/Btab Bylaws/Georgia Business Corporate Code	Proposed Charter/Proposed Bylaws/ Delaware General Corporate Law

Section 14-2-856 of the GBCC provides that a Georgia corporation’s articles of incorporation may set forth a provision eliminating or limiting the liability of a director to the corporation or its shareholders for monetary damages for any action taken, or any failure to take any action, as a director, except liability: (1) for any appropriation, in violation of his or her duties, of any business opportunity of the corporation, (2) for acts or omissions which involve intentional misconduct or a knowing violation of law, (3) for unlawful distributions,; or (4) for any transaction from which the director received an improper personal benefit; provided, in each case, that no such provision shall eliminate or limit the liability of a director for any act or omission occurring prior to the date when such provision becomes effective.

Dividends

Article Five of the Btab Charter provides that dividends shall be payable quarterly in cash, and that no dividends shall be declared unless Btab Convertible Preferred Shares first receives a dividend in an amount equal to the greater of (1) any amount of declared dividends then accrued on such Btab Convertible Preferred Shares and not previously paid and (2) the dividend per share payable for each Btab Common Share multiplied by the number of Btab Common Shares issuable to the Btab Convertible Preferred Shareholders upon conversion.

Section 4.02 of the Proposed Charter provides that all shares of Pubco Common Stock shall be of equal rank and identical with respect to rights to dividends approved by the Pubco Board.

Liquidation

Article Five, Section 4.1 of the Btab Charter provides that holders of Btab Convertible Preferred Shares shall be entitled to be paid out of the assets of Btab available for distribution before any payment made to holders of Btab Common Shares. If insufficient to fully pay out holders of Btab Convertible Preferred Shares, the holders of such shares shall ratably share in any distribution of the assets available for distribution. Thereafter, under Section 4.2, the remaining assets will be distributed to each Btab Shareholder pro rata as if each share had been converted to Btab Common Shares pursuant to the terms of the Btab Charter immediately prior to such liquidation.

Section 4.02(b) of the Proposed Charter provides that, subject to express terms of any outstanding Pubco preferred stock, in the event of a liquidation the holders of Common Stock and Pubco Class V Shares shall be entitled to the distribution of remaining assets available ratably in proportion to the total number of shares of each then issued and outstanding.

Provision	Btab Charter/Btab Bylaws/Georgia Business Corporate Code	Proposed Charter/Proposed Bylaws/ Delaware General Corporate Law

Exclusive Forum

The Btab Charter does not specify a venue. Under Section 14-2-510 of the GBCC, each domestic and foreign corporation authorized to transact business in Georgia shall be deemed to reside and subject to venue as follows: (1) in civil proceedings, the county where the corporation maintains a registered office, (2) in contract disputes, county where contract is enforced or performed, (3) tort or injury actions, generally, in the county where cause of action originated, or (4) in garnishment proceedings, the county where the corporate office or place of business where employee defendant is located.

Article X of the Proposed Charter provides that, unless Pubco consents in writing to an alternative forum, the Court of Chancery of the State of Delaware or the federal district court of the State of Delaware will have jurisdiction over (1)derivative actions brought on behalf of Pubco, (2) actions asserting breach of fiduciary duty owed by Pubco’s current or former directors, officers or other employees or stockholders, (3) actions asserting a claim arising pursuant to the DGCL, Proposed Charter or Proposed Bylaws (as either may be amended) or as to which the DGCL confers jurisdiction on the Court of Chancery of the State of Delaware, or (4) any action asserting a claim governed by Delaware. Federal district courts of the United States shall be the exclusive forum for resolutions of actions arising under the Securities Act or Securities Exchange Act.

De-SPAC Transaction, Accounting Treatment [Text Block]

The Business Combination represents a reverse merger and will be accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States of America. Under this method of accounting, IWAC will be treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Pubco will represent a continuation of the financial statements of Btab with the Business Combination treated as the equivalent of Btab issuing shares for the net assets of IWAC, accompanied by a recapitalization. The net assets of IWAC will be recognized at historical cost (which is expected to be consistent with carrying value), with no goodwill or other intangible assets recorded. This determination is primarily based on Btab stockholders comprising a relative majority of the voting power of Pubco and having the ability to nominate a majority of the members of the Board of Pubco, and Btab’s existing senior management comprising the senior management of Pubco. Operations prior to the Business Combination will be presented as those of Btab in future reports of Pubco.

There will be no accounting effect or change in the carrying amount of the assets and liabilities of IWAC as a result of the Domestication. The business, capitalization and liabilities of IWAC immediately following the Domestication will be the same as those of IWAC immediately prior to the Domestication. There will also not be any accounting impact regarding the change in par value in the shares of IWAC as a result of the Domestication.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

The following description sets forth the material U.S. federal income tax consequences of the Domestication to the U.S. Holders (as defined below) of IWAC Ordinary Shares and the Business Combination following Domestication. It does not address U.S. federal income tax consequences of the Domestication or Business Combination on other IWAC securities. The following description addresses the U.S. federal income tax consequences to (i) U.S. Holders and Non-U.S. Holders (as defined below) of IWAC Ordinary Shares that elect to have their IWAC Ordinary Shares redeemed for cash if the Business Combination is completed, (ii) U.S. Holders that participate in the Business Combination, and (iii) Non-U.S. Holders of owning and disposing of Pubco common stock after the Domestication. For purpose of the following description relating to U.S. federal income tax consequences of the Domestication to the

U.S. Holders of IWAC Ordinary Shares, the term “Company” refers to the Delaware corporation into which IWAC will be transferred by way of continuation in the Domestication and the combined company immediately following the Business Combination. The following description is the opinion of Ellenoff Grossman & Schole LLP. The information set forth in this section is based on the Code, its legislative history, final, temporary and proposed treasury regulations promulgated thereunder (“Treasury Regulations”), published rulings and court decisions, all as currently in effect. These authorities are subject to change or differing interpretations, possibly on a retroactive basis.

De-SPAC Transactions, Material Interests [Line Items]
De-SPAC or Related Financing Transactions, Material Interests, Sponsor or SPAC's Officers or Directors [Text Block]
●	The fact that the following individuals have a material interest in the Sponsor, which represent indirect interests in the following securities:

Name of Person	Founder Shares	Private Warrants
Jiang Hui Bao	2,000,000	4,795,000

The Current Sponsor is controlled by its sole member, Jiang Hui Bao. Jiang Hui Bao has voting and dispositive power over 2,000,000 IWAC Ordinary Shares and 4,795,000 IWAC Private Warrants.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Any request to redeem Public Shares, once made, may be withdrawn at any time, with IWAC’s consent, until the closing of the Business Combination. If IWAC receives valid redemption requests from holders of Public Shares prior to the redemption deadline, IWAC may, at its sole discretion, following the redemption deadline and until the date of Closing, seek and permit withdrawals by one or more of such holders of their redemption requests. IWAC may select which holders to seek such withdrawals of redemption requests from based on any factors we may deem relevant, and the purpose of seeking such withdrawals may be to increase the funds held in the Trust Account. If a holder of Public Shares delivered its Public Shares for redemption to the Transfer Agent and decides within the required timeframe not to exercise its redemption rights, it may request that the Transfer Agent return the shares (physically or electronically). The holder can make such request by contacting the Transfer Agent, at the address or email address listed in this joint proxy statement/information statement/prospectus.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

Under the terms of applicable Georgia law, holders of Btab stock will be entitled to dissent from the merger and to obtain payment in cash of the fair value of their shares of Pubco stock. Set forth below is a summary of the procedure that must be followed by the holders of Btab stock in order to exercise their dissenters’ rights of appraisal. This summary is qualified in its entirety by reference to the text of the applicable Georgia statutes, a copy of which is attached to this joint proxy statement/information statement/prospectus as Annex H. Any holder of record of Btab stock who objects to the Business Combination Proposal, and who fully complies with all of the provisions of Article 13 of the GBCC (but not otherwise) will be entitled to demand and receive payment for all of his or her shares of Btab stock if the merger is consummated.